BANK BORROWINGS	12 Months Ended
Dec. 31, 2013
BANK BORROWINGS
BANK BORROWINGS

11.                               BANK BORROWINGS

Revolving loan

In January 2013, the Company obtained a monthly revolving loan of RMB6,211 (equivalent of US$998) with an annual interest rate of 1.21% from Credit Agricole (Suisse) SA, Hong Kong branch. The loan was pledged by the corporate bonds of RMB10,008 (equivalent of US$1,608) which are included in short-term investments and are held by the Company with the same bank. The Company has repaid RMB 2,037(equivalent of US$333) between July and October in 2013. The revolving loan is renewable subject to the Company’s negotiation with the bank.

Credit facility agreement

1.              In January 2013, the Company entered into a credit facility agreement (“Loan Agreement”) , mainly for share repurchases, with The Bank of East Asia, Limited (“BEA”), which includes Facility 1 of up to a maximum principal amount of RMB 160,000 and Facility 2 of up to a maximum principal amount of USD10,000. The Company has withdrawn RMB159,750 (equivalent of US$ 26,389) of Facility 1 and the remaining RMB250 of credit was cancelled and has fully withdrawn the amount of Facility 2 of USD10,000 on February 1, 2013.

The interest rate for the loan from Facility 1 is 4.5%, being defined at 0.5% plus BEA CNY Prime Rate as quoted by BEA from time to time; the interest rate for the loan from Facility 2 was 4.4455%, being defined at 4.2% plus 3-month London Interbank Offered Rate (“LIBOR”) (0.2455% as of the date of loan withdrawn). Facility 1 is a three-year loan and Facility 2 is a one-year loan.

Facility 1 was secured by a standby letter of credit issued by BEA Beijing branch. The standby letter of credit was secured by a three-year cash pledge of RMB95,850 and the collateralization of the Gehua building office. The security provided for Facility 2 is to maintain an RMB deposit with BEA Beijing branch for an amount with daily average balance of not less than RMB35,000 throughout the loan life of the Facility 2 and a monitoring agreement regarding the RMB deposits maintained.

The Loan Agreement was fully repaid on September 30, 2013.

2.              In September 2013, the Company entered into a facility agreement with China Merchants Bank Co., Ltd., Hong Kong Branch (“CMB”), which includes a maximum principal amount of USD36,000. The Company has fully withdrawn the amount in September 2013. The interest rate for this credit facility agreement is at 2.79% plus 3-month LIBOR and it is a three-year loan.

The loan was secured by share pledge of Hongcheng Technology, share pledge of  Hongcheng Liye and a standby letter of credit issued by CMB Shenzhen branch. The standby letter of credit was secured by a one-year cash pledge of RMB30,000 which was included in term deposits and the collateralization of the office building which was included in property and equipment at RMB38,575 as of December 31, 2013.

The facility agreement replaced the Company’s prior Loan Agreement with BEA.

Changes in the balances of bank borrowings for the year ended December 31, 2013 is as follows.

	As of December 31,
	2012	2013
	RMB	RMB

Beginning balance as of January 1	—	—
Principal of bank borrowings during the year	—	448,671
Payment of financing cost	—	(8,557)
Accrued interest expenses and amortization of debt discount	—	12,849
Repayment of principle during the year	—	(223,040)
Payment of interest during the year	—	(8,360)
Exchange differences	—	(3,624)
Ending balances as of December 31	—	217,939

Including:
Current	—	4,056
Non-current	—	213,883
Ending balances as of December 31	—	217,939